FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2021
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

20.  FAIR VALUE MEASUREMENT

As of December 31, 2020 and June 30, 2021, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Fair value measurement
at December 31, 2020
Quoted prices
		in active	Significant
	Total fair	markets for	other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2020	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Description
Assets
Cash equivalents
Wealth management products	232,579	—	232,579	—

Total Assets	232,579	—	232,579	—

			Fair value measurement
			at June 30, 2021
			Quoted prices
			in active	Significant
	Total fair		markets for	other	Significant
	value at		identical	observable	unobservable
	June 30,		assets	inputs	inputs
	2021		(Level 1)	(Level 2)	(Level 3)
	RMB	US$	RMB	RMB	RMB
Description
Assets
Cash equivalents
Wealth management products	1,196	185	—	1,196	—

Total Assets	1,196	185	—	1,196	—

Liabilities
Cryptocurrency assets borrowings	38,508	5,964	—	38,508	—
Contingent consideration liability	99,137	15,354	—	—	99,137
Total liabilities	137,645	21,318	—	38,508	99,137

20.  FAIR VALUE MEASUREMENT (continued)

The Group measured the fair value of its weath management products based on alternative pricing sources and models utilizing market observable inputs and has classified those as level 2 measurement.

The Group’s financial liability based on Level 2 inputs consists of cryptocurrency assets borrowings, as derivative instruments, including bitcoin, ether and other kinds of cryptocurrencies borrowed from third parties. The Group measures the fair value of its derivative contract by taking the quoted prices from price aggregator websites, which the Group considers to be a Level 2 fair value input under ASC 820 “Fair Value Measurements and disclosures”.

The Group’s financial liability based on Level 3 inputs consists of a contingent consideration arrangement related to the acquisition of BTC.com Pool Business. The Company is contractually obligated to pay contingent consideration payments to Blockchain Alliance Holding if BTC.com Pool Business realizes certain net profit.

The Group measures certain financial assets, including the investment under the measurement alternative method and equity method at fair value on a nonrecurring basis only if they were determined to be impaired on an other-than-temporary basis. The Group’s non-financial assets, such as intangible assets, cryptocurrency assets goodwill and property and equipment, would be measured at fair value when an impairment charge is recognized.